EQUITY AND SHARE BASED PAYMENTS (Narrative) (Details) ₪ in Millions		1 Months Ended		12 Months Ended
		Jun. 30, 2017 ILS (₪) shares	Dec. 31, 2008 ILS (₪) shares	Dec. 31, 2017 ILS (₪) shares		Dec. 31, 2016 ILS (₪) shares		Dec. 31, 2015 ILS (₪)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage transfer of shares to third party				10.00%
Percentage of israeli shareholders				5.00%
Treasury shares repurchased			4,467,990
Treasury shares repurchased, value | ₪			₪ 351
Shares issued		10,178,211		168,243,913	[1]	156,993,337	[1]
Total net consideration | ₪		₪ 190		₪ 190	[2]
Offering expenses | ₪		₪ 7
Remaining treasury shares				2,850,472
Percentage of dividend in excess of net income for the relevant period per share	[3]
Compensation expenses during next three years with respect to options and restricted shares | ₪				₪ 16
Equity Incentive Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares reserved for issuance upon exercise of all options or upon the earning of the restricted shares granted				25,917,000
Shares remained ungranted				7,816,113
Percentage of dividend in excess of net income for the relevant period per share				40.00%
Equity Incentive Plan [Member] | Trustee [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares granted				1,376,381

[1]	Net of treasury shares.
[2]	See Note 2(n) regarding the early adoption of IFRS 15, Revenue from Contracts with Customers.
[3]	Due to the Full Dividend Mechanism the expected dividend yield used in the fair value determination of such options was 0% for the purpose of using the Black & Scholes option-pricing model.